Contract Balances, Performance Obligations and Contract Costs - Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net total	$ 22.8	$ 19.0
Capitalized contract cost, amortization	$ 8.5	$ 6.9	$ 6.6